OPPENHEIMER ROCHESTER MASSACHUSETTS MUNICIPAL FUND

Supplement dated February 28, 2013

to the Prospectus and Statement of Additional Information dated July 27, 2012

This supplement amends the Oppenheimer Rochester Massachusetts Municipal Fund (the “Fund”) prospectus (the “Prospectus”) and statement of additional information (the “SAI”), each dated July 27, 2012, and is in addition to any other supplements.

Effective as of February 26, 2013, the Prospectus is revised as follows:

1.	The section titled “Risks of Non-Diversification” on page 5 is deleted in its entirety.

Effective as of February 26, 2013, the SAI is amended as follows:

1.	The first paragraph of the section titled “Non-Diversification of the Fund’s Investments” on page 21 is deleted in its entirety and replaced with the following:

Non-Diversification of the Fund's Investments. Each Fund, except Oppenheimer Rochester Arizona Municipal Fund, Oppenheimer Rochester Massachusetts Municipal Fund, Oppenheimer Rochester Minnesota Municipal Fund and Oppenheimer Rochester Ohio Municipal Fund, is “non-diversified” as defined in the Investment Company Act. Funds that are diversified are subject to limitations on the amount of their assets that can be invested in the securities of any one “issuer.” Therefore, a Fund that is non-diversified can invest more of its assets in the securities of a single issuer than a fund that is diversified.

2.	The section titled “Diversification of the Minnesota and Ohio Funds” on page 22 is deleted in its entirety and replaced with the following:

Diversification of the Arizona, Massachusetts, Minnesota and Ohio Funds. Oppenheimer Rochester Arizona Municipal Fund, Oppenheimer Rochester Massachusetts Municipal Fund, Oppenheimer Rochester Minnesota Municipal Fund and Oppenheimer Rochester Ohio Municipal Fund intend to be “diversified” as defined in the Investment Company Act and thereby subject to the limitations imposed on the acquisition of more than a certain percentage of their total assets in any one issuer.

3.	The section titled “Organization and History” on page 26 is deleted in its entirety and replaced with the following:

Organization and History. Each Fund, except Oppenheimer Rochester Arizona Municipal Fund, Oppenheimer Rochester Massachusetts Municipal Fund, Oppenheimer Rochester Minnesota Municipal Fund and Oppenheimer Rochester Ohio Municipal Fund, is an open-end, non-diversified management investment company with an unlimited number of authorized shares of beneficial interest. Oppenheimer Rochester Arizona Municipal Fund, Oppenheimer Rochester Massachusetts Municipal Fund, Oppenheimer Rochester Minnesota Municipal Fund and Oppenheimer Rochester Ohio Municipal Fund are open-end, diversified management investment companies each with an unlimited number of authorized shares of beneficial interest. Each Fund was organized as a Massachusetts business trust in March 2006.

February 28, 2013                                                                                                                        PS0579.002